SHARE-BASED PAYMENTS - Additional Information (Details)	1 Months Ended	6 Months Ended
	Jul. 31, 2021 shares	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares)		41,787	154,666
Holding period	3 years
Weighted-average share price for share options and warrants exercised (in usd per share) | $ / shares		$ 8.27	$ 9.90
Weighted average remaining contractual life for options and warrants issued as share based payments		6 years 6 months 10 days	7 years 6 months
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise prices for options and warrants issued as share based payment (in usd per share) | $ / shares		$ 3.52	$ 3.52
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise prices for options and warrants issued as share based payment (in usd per share) | $ / shares		$ 14.71	$ 14.71
2020 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum instruments available for grants (in shares)		3,649,986
Annual increase, percentage		2.00%
Plan and Founders Award
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares)	4,056,770	41,787	154,666
Restricted Share Units (RSU)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Convertible notes converted into ordinary shares (in shares)		252,351
Share-based payment arrangement, award vesting pecentage		25.00%
Share-based payment arrangement, award vesting period		4 years
Restricted Shares | Non-executive Directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
New awards granted in the period (in shares)		56,995	33,194
Share-based payment arrangement, award vesting period		1 year
Exercise price per share (in dollars per share) | $ / shares		$ 8.47	$ 10.13